Fair Value Measurements - Summary of Plan assets measured at fair value on a recurring basis (Detail) - EBP 003 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Assets
Total assets reported at fair value		$ 3,325,831,047	$ 2,942,487,062
Common stocks-Plan sponsor stock
Assets
Total assets reported at fair value		373,736,635	339,649,785
Common stocks-other than Plan sponsor stock
Assets
Total assets reported at fair value		270,317,866	280,317,600
American depositary receipts (ADRs)
Assets
Total assets reported at fair value		5,396,777	6,026,309
Collective trust funds
Assets
Total assets reported at fair value		2,473,417,186	2,118,884,192
Mutual funds
Assets
Total assets reported at fair value		202,962,583	197,609,176
Quoted Prices In Active Markets for Identified Assets (Level 1)
Assets
Total assets reported at fair value		852,413,861	823,602,870
Quoted Prices In Active Markets for Identified Assets (Level 1) | Common stocks-Plan sponsor stock
Assets
Total assets reported at fair value		373,736,635	339,649,785
Quoted Prices In Active Markets for Identified Assets (Level 1) | Common stocks-other than Plan sponsor stock
Assets
Total assets reported at fair value		270,317,866	280,317,600
Quoted Prices In Active Markets for Identified Assets (Level 1) | American depositary receipts (ADRs)
Assets
Total assets reported at fair value		5,396,777	6,026,309
Quoted Prices In Active Markets for Identified Assets (Level 1) | Mutual funds
Assets
Total assets reported at fair value		202,962,583	197,609,176
Measured at Net Asset Value as a Practical Expedient (a)
Assets
Total assets reported at fair value	[1]	2,473,417,186	2,118,884,192
Measured at Net Asset Value as a Practical Expedient (a) | Collective trust funds
Assets
Total assets reported at fair value	[1]	$ 2,473,417,186	$ 2,118,884,192

[1]	In accordance with accounting guidance, certain investments measured at NAV per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy. The fair value amount measured at NAV presented in this table is intended to permit reconciliation of the fair value hierarchy to the investments at fair value presented in the statement of net assets available for benefits.